Other Expense, Net (Details) - Schedule of condensed consolidated statements of operations and comprehensive loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Other expense, net:
Interest income	$ 2	$ 5	$ 7	$ 168
Change in fair value of derivative and warrant liability	(592)	(1,403)	(4,920)	(1,806)
Loss on extinguishment of convertible note				(3,775)
Other expense, net	(467)	(328)	(502)	17
Total other expense, net	$ (1,057)	$ (1,726)	$ (5,415)	$ (5,396)